UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    Form N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-03231

                             SEI Liquid Asset Trust




                                   Registrant
                             SEI Liquid Asset Trust
                              CT Corporation System
                               101 Federal Street
                                Boston, MA 02110
                                 (800) 342-5734




                                Agent for Service
                              CT Corporation System
                               101 Federal Street
                                Boston, MA 02110




                          Date of Fiscal Year End: 6/30




             Date of Reporting Period: July 1, 2007 to June 30, 2008



                              Prime Obligation Fund

     No votes have been cast on securities by this fund during the reporting period.




                                   Signatures

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Name of Registrant: SEI Liquid Asset Trust

By: /s/ Robert A. Nesher

President
Date: August 31, 2008